Accrued Expenses and Other Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses	$ 2,658,420	$ 1,466,139
Other tax payables	577,406	723,271
Contract deposits from customers	113,425	137,907
Deferred government subsidies	40,798	63,663
ADR reimbursement	117,176
Others current liabilities	74,935	31,333
Total	3,582,160	$ 2,422,313
ADR reimbursements net off withholding tax after closing IPO	$ 700,000
Recognition term for ADR reimbursements (in years)	6 years 6 months
Accrued expenses and other current liabilities
ADR reimbursement	$ 117,176
Other non-current liabilities
ADR reimbursement	$ 604,630